Shareholder's Equity, and Equity-Based Compensation Expense and Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Weighted Average Assumptions

The fair value of the options granted during the nine months ended September 29, 2013 and September 23, 2012, respectively, was estimated on the date of the grant using the Black-Scholes model with the following weighted average assumptions:

	September 29, 2013	*	September 23, 2012
Risk-free interest rate	1.16%		0.64%
Expected time to option exercise	6.50 years		1.93 years
Expected volatility of Pinnacle Foods Inc. stock	35%		55%
Expected dividend yield on Pinnacle Foods Inc. stock	3.55%		0%

*	all of the options issued in the first half of 2013 were valued using an IPO price of $20.00 a share. No dividend was in effect in 2012.

The fair value of the options granted during the fiscal year ended December 30, 2012 was estimated on the date of the grant using the Black-Scholes model with the following weighted average assumptions:

	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Risk-free interest rate	0.34%	0.64%	1.52%
Expected time to option exercise	3.50 years	1.93 years	2.93 years
Expected volatility of Pinnacle Foods Inc. stock	40%	55%	70%
Expected dividend yield on Pinnacle Foods Inc. stock	2% – 4%	0%	0%

Schedule of Equity-based Compensation Expense

The following table summarizes equity-based compensation expense related to employee equity options and employee equity units under the authoritative guidance for equity compensation which was allocated as follows:

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Cost of products sold	$81	$16	$389	$96
Marketing and selling expenses	56	51	991	291
Administrative expenses	2,069	54	4,082	316
Research and development expenses	85	3	154	22

Pre-tax equity-based compensation expense	2,291	124	5,616	725
Income tax benefit	(698)	(39)	(1,378)	(53)

Net equity-based compensation expense	$1,593	$85	$4,238	$672

The following table summarizes equity-based compensation expense related to employee equity options and employee equity units under the authoritative guidance for equity compensation which was allocated as follows:

	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Cost of products sold	$113	$152	$394
Marketing and selling expenses	342	463	1,936
Administrative expenses	370	502	2,184
Research and development expenses	25	34	213

Pre-Tax Equity-Based Compensation Expense	850	1,151	4,727
Income Tax Benefit	30	33	141

Net Equity-Based Compensation Expense	$820	$1,118	$4,586

Summary of Equity Option Transactions

The following table summarizes the equity option transactions under the 2007 Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 25, 2011	463,887	$9.28	$3.98	6.96	939
Granted	42,207	16.98	4.07
Exercised	(11,104)	8.62	3.99
Forfeitures	(58,504)	9.82	3.47

Outstanding, December 30, 2012	436,486	$9.99	$3.97	6.22	1,642

Exercisable, December 30, 2012	186,781	$9.00	$4.04	5.19	$3,407

Schedule of Profit Interest Unit Activity

The intrinsic value of the PIU’s is based upon the enterprise value of the Company. The following table summarizes the activities under the 2007 Unit Plan:

	Number of Units	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 25, 2011	10,738	$2,227.82	6.91	10,607
Granted	1,131	131.00
Exercised	(184)	2,334.81
Forfeitures	(632)	2,430.18

Outstanding, December 30, 2012	11,053	$1,999.93	6.23	19,276

Vested, December 30, 2012	4,489	$2,198.68	4.95	$41,485

Schedule of Weighted Average Number of Shares

Diluted earnings per common share are calculated by dividing net earnings by weighted-average common shares outstanding during the period plus dilutive potential common shares, which are determined as follows:

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Weighted-average common shares	115,590,396	81,218,162	103,921,211	81,237,056
Effect of dilutive securities:	757,112	5,226,728	2,057,157	5,223,800

Dilutive potential common shares	116,347,508	86,444,890	105,978,368	86,460,856

Diluted earnings per common share are calculated by dividing net earnings by weighted-average common shares outstanding during the period plus dilutive potential common shares, which are determined as follows:

	2012	2011	2010
Weighted-average common shares	81,230,630	81,315,848	68,434,982
Effect of dilutive securities:
Warrants	5,192,974	—	5,192,974
Options to purchase common stock	70,942	—	10,239

Dilutive potential common shares	86,494,546	81,315,848	73,638,195

Schedule of Stock Option Activity

The following table summarizes the equity option transactions under the 2007 Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 30, 2012	436,486	$9.99	$3.97	6.22	$1,642
Granted	—	—	—
Exercised	(43,053)	8.94	4.98
Forfeitures	(30,918)	10.61	6.93

Outstanding, September 29, 2013	362,515	10.06	$5.89	5.58	5,803

Exercisable, September 29, 2013	156,848	$9.20	$4.06	4.80	$2,645

The following table summarizes the equity option transactions under the 2013 Omnibus Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 30, 2012	—	$—	$—	0	—
Granted	2,465,575	20.35	4.78
Exercised	—	—	—
Forfeitures	(125,310)	20.00	4.63

Outstanding, September 29, 2013	2,340,265	20.37	$4.79	9.51	$13,336

Exercisable, September 29, 2013	—	$—	$—	0	$—

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

The following table summarizes the changes in non-vested shares.

	Number of Shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Non-vested shares at December 30, 2012	—	$—	0	$—
Converted PIUs	1,546,355	20.00
Granted	348,502	21.06
Forfeitures	(135,407)	20.00
Vested	(80,252)	20.00

Non-vested shares at September 29, 2013	1,679,198	$20.34	6.63	$43,777

Reclassification out of Accumulated Other Comprehensive Income

The following table presents amounts reclassified out of Accumulated Other Comprehensive Loss (“AOCL”) and into Net earnings for the three and nine months ended September 29, 2013.

Gain/(Loss) Details about Accumulated Other Comprehensive Earnings Components	Amounts Reclassified from AOCL
	Three months ended September 29, 2013	Nine months ended September 29, 2013		Reclassified from AOCL to:
Gains and losses on financial instrument contracts
Interest rate contracts	$(15)	$(3,961)		Interest expense
Foreign exchange contracts	454	1,136		Cost of products sold

Total before tax	439	(2,825)
Tax benefit (expense)	(239)	935		Provision for income taxes
Deferred tax expense	—	(9,070	)(a)	Provision for income taxes

Net of tax	200	(10,960)
Pension actuarial assumption adjustments
Amortization of actuarial loss	(353)	(1,072	)(b)	Cost of products sold
Tax benefit	136	413		Provision for income taxes

Net of tax	(217)	(659)

Net reclassifications into net earnings	$(17)	$(11,619)

(a)	See Notes 11 and 15 for additional details.
(b)	This is included in the computation of net periodic pension cost (see Note 10 for additional details).